Fair Value of Measurements - Change in the fair value of the derivative warrant liabilities, measured using Level 3 inputs (Details) - USD ($)	3 Months Ended				6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Dec. 31, 2021	Dec. 31, 2022
Change in the fair value of the derivative warrant liabilities, measured using Level 3 inputs
Beginning balance		$ 11,655,000			$ 11,655,000
Issuance of Private Placement Warrants					4,825,000
Ending balance	$ 19,264,000				19,264,000		$ 11,655,000
Level 3 | Graf Acquisition Corp. IV [Member]
Change in the fair value of the derivative warrant liabilities, measured using Level 3 inputs
Beginning balance	661,010	424,940	$ 2,880,140	$ 5,571,410	424,940		5,571,410
Change in fair value of derivative warrant liability	283,300	236,070	(1,605,330)	(2,691,270)		$ (5,665,840)	(5,146,470)
Issuance of Private Placement Warrants						10,551,330
Ending balance	$ 944,310	$ 661,010	$ 1,274,810	$ 2,880,140	$ 944,310	5,571,410	$ 424,940
Level 3 | Graf Acquisition Corp. IV [Member] | Over-allotment option
Change in the fair value of the derivative warrant liabilities, measured using Level 3 inputs
Issuance of Private Placement Warrants						$ 685,920